Shareholders’ Deficit (Details) - shares	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares, issued	1,875,000	1,875,000	1,875,000
Ordinary shares, outstanding	1,875,000	1,875,000	1,875,000
Ordinary shares subject to possible redemption	324,141	7,500,000	7,500,000
Aggregate ordinary shares	4,258,586
Paid out trust in connection redemptions	43,025,883
Ordinary shares subject to possible redemption	3,241,414	7,500,000
Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares, issued		18,750,000	18,750,000
Ordinary shares, outstanding		18,750,000	18,750,000
Ordinary shares subject to possible redemption		7,500,000	7,500,000